Closed Block (Liabilities and Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Closed Block Liabilities
Future policy benefits	$ 41,667	$ 42,076
Other policy-related balances	265	298
Policyholder dividends payable	461	456
Policyholder dividend obligation	3,155	1,771	3,828	2,919
Current income tax payable	1	18
Other liabilities	646	582
Total closed block liabilities	46,195	45,201
Assets Designated to the Closed Block
Fixed maturity securities available-for-sale, at estimated fair value	29,199	28,374
Equity securities available-for-sale, at estimated fair value	91	86
Mortgage loans	6,076	6,155
Policy loans	4,646	4,669
Real estate and real estate joint ventures	666	492
Other invested assets	1,065	814
Total investments	41,743	40,590
Cash and cash equivalents	227	238
Accrued investment income	477	477
Premiums, reinsurance and other receivables	67	98
Deferred income tax assets	289	293
Total assets designated to the closed block	42,803	41,696
Excess of closed block liabilities over assets designated to the closed block	3,392	3,505
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax	2,291	1,502
Unrealized gains (losses) on derivatives, net of income tax	28	(3)
Allocated to policyholder dividend obligation, net of income tax	(2,051)	(1,151)
Total amounts included in AOCI	268	348
Maximum future earnings to be recognized from closed block assets and liabilities	$ 3,660	$ 3,853